FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value and other disclosures
Financial assets	$ 90,721	$ 109,345
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	589,165	655,067
At fair value
Fair value and other disclosures
Financial assets	19,222
Financial liabilities	734	360
Level 1 | At fair value
Fair value and other disclosures
Financial assets	18,869
Financial debt
Fair value and other disclosures
Financial liabilities	469,189	519,943
Financial liabilities at fair value	468,702	496,681
Notes
Fair value and other disclosures
Financial liabilities	268,145	273,889
Financial liabilities at fair value	271,933	269,572
Other financial debts
Fair value and other disclosures
Financial liabilities	201,044	246,054
Financial liabilities at fair value	$ 196,769	$ 227,109